Related Party Transactions (Details Narrative)		3 Months Ended				12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($) ft²	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) ft²	Dec. 31, 2022 USD ($)	Sep. 29, 2023 USD ($)	Mar. 16, 2023 USD ($)	Oct. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Investments		$ 39,614,000	$ 17,469,000			$ 17,469,000
Senior unsecured promissory note									$ 200,000
FG Communities Inc [Member]
Related Party Transaction [Line Items]
Investments							$ 2,000,000.0			$ 2,000,000.0
Craveworthy [Member]
Related Party Transaction [Line Items]
Senior unsecured promissory note									$ 200,000
Think Makets [Member]
Related Party Transaction [Line Items]
Investments								$ 250,000
Strong Global Entertainment Inc [Member] | FG Group Holdings [Member]
Related Party Transaction [Line Items]
Working capital received			600,000			600,000
Business acquisition transaction costs			600,000			600,000
Debt installment payment			300,000	$ 300,000
Strong Global Entertainment Inc [Member] | Landmark Studio Group [Member]
Related Party Transaction [Line Items]
Business acquisition purchase price						1,700,000
Strong Global Entertainment Inc [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Other expenses						300,000	$ 900,000
IPO [Member] | Strong Global Entertainment Inc [Member]
Related Party Transaction [Line Items]
Incurred cost			1,000,000.0			1,000,000.0
FG Group Holdings [Member] | Strong Global Entertainment Inc [Member] | Safehaven 2022 [Member]
Related Party Transaction [Line Items]
Working capital			$ 700,000			$ 700,000
Management Service Agreement [Member] | FG Holdings Quebec Inc [Member] | IPO [Member] | Strong Global Entertainment Inc [Member]
Related Party Transaction [Line Items]
Area of land | ft²		80,000	80,000			80,000
Joint Venture Agreement [Member] | Fundamental Global Asset Management [Member]
Related Party Transaction [Line Items]
Common shares percentage	50.00%
Shared Services Agreement [Member] | Fundamental Global Management LLC [Member]
Related Party Transaction [Line Items]
Shared services fee	$ 456,000	$ 500,000			$ 500,000